Shareholder Report, Line Graph (Details) - USD ($)	Jul. 26, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
C000226008
Account Value [Line Items]
Line Graph and Table Measure Name	CCM Affordable Housing MBS ETF
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	$ 9,047	$ 8,815	$ 8,898
Bloomberg U.S. Mortgage Backed Securities Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index (USD)
Account Value	$ 10,000	$ 9,108	$ 8,919	$ 9,057